Form N-1A Cover	Jul. 02, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Trading Symbol	ait
Registrant Name	Arrow Investments Trust
Document Creation Date	Jul. 02, 2025
Document Effective Date	Jul. 02, 2025
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2022
Prospectus Date	Dec. 12, 2022